Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of estimated useful lives of property and equipment

Computer equipment	Straight line over 3 years
Machinery and equipment	Straight line over 10 years
Automobile	Straight line over 7 years
Leasehold improvements	The lesser of the term of the lease or the useful life (20 years)

Schedule of estimated useful lives of intangible assets

Useful life
Licenses	5 to 10 years
Patents and development costs	1 to 21 years